Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for credit loss on trade accounts receivable current	$ 10,795	$ 3,205
Common stock, shares issued	70,099	69,648
Common stock, shares outstanding	70,099	69,648
Series A Redeemable Non Convertible Preferred Stock [Member]
Temporary equity shares issued	150,000
Temporary equity shares outstanding	150,000
Series B Redeemable Convertible Preferred Stock [Member]
Temporary equity shares issued	50,000
Temporary equity shares outstanding	50,000